SEI Institutional Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that the form of Prospectuses and Statement of Additional Information dated June 30, 2009 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), which was filed electronically on June 29, 2009 (Accession No. 0001104659-09-040748).

SEI Institutional Managed Trust

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	July 1, 2009